Warrants and Options (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jun. 25, 2019
Warrants and Options (Details) [Line Items]
Exercise price	$ 20.90
Initial public offering price, percentage	110.00%
Per share		$ 0.25
Derivative liability for warrant	$ 906,678
IPO [Member]
Warrants and Options (Details) [Line Items]
Purchase of warrants shares	95,000
Per share	$ 11
Warrants [Member]
Warrants and Options (Details) [Line Items]
Purchase of warrants shares	50,000